EQUITY (Details) - Schedule of converted into share $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
EQUITY (Details) - Schedule of converted into share [Line Items]
Conversion option of convertible notes exercised	$ 9,250,190
Converted debt component	102,031
Total Converted Notes	$ 9,352,221
Convertible Notes G [Member]
EQUITY (Details) - Schedule of converted into share [Line Items]
Conversion percentage	100.00%
Conversion option of convertible notes exercised	$ 1,115,996
Converted debt component
Total Converted Notes	$ 1,115,996
Convertible Notes H [Member]
EQUITY (Details) - Schedule of converted into share [Line Items]
Conversion percentage	99.997%
Conversion option of convertible notes exercised	$ 1,270,767
Converted debt component	102,031
Total Converted Notes	$ 1,372,798
Convertible Notes I [Member]
EQUITY (Details) - Schedule of converted into share [Line Items]
Conversion percentage	100.00%
Conversion option of convertible notes exercised	$ 6,863,427
Converted debt component
Total Converted Notes	$ 6,863,427